CORNERSTONE STRATEGIC INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2025 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.53%
CLOSED-END FUNDS - 6.81%
CONVERTIBLE SECURITY FUNDS - 0.00% #
Gabelli Convertible & Income Securities Fund Inc. (The)	6,828	$25,503

DIVERSIFIED EQUITY - 1.21%
BlackRock Enhanced Large Cap Core Fund, Inc.	270,789	5,001,473
Eaton Vance Tax-Advantaged Dividend Income Fund	244,687	5,693,866
Gabelli Equity Trust Inc. (The)	2,200	12,122
General American Investors Company, Inc.	106,700	5,374,480
Liberty All-Star® Equity Fund	101,028	661,733
Liberty All-Star® Growth Fund, Inc.	574,684	2,810,205
		19,553,879
ENERGY MLP FUNDS - 0.05%
Kayne Anderson Energy Infrastructure Fund, Inc.	55,121	707,202
NXG Cushing® Midstream Energy Fund	2,400	105,480
		812,682
GLOBAL - 1.08%
Eaton Vance Tax-Advantaged Global Dividend Income Fund	657,456	11,978,848
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	165,450	4,065,107
Gabelli Global Small and Mid Cap Value Trust (The)	11,302	135,624
GDL Fund (The)	108,493	893,440
Royce Global Value Trust, Inc.	38,852	407,946
		17,480,965
INCOME & PREFERRED STOCK - 0.99%
Calamos Strategic Total Return Fund	871,455	14,100,142
John Hancock Premium Dividend Fund	134,963	1,765,316
LMP Capital and Income Fund Inc.	9,500	151,335
		16,016,793
NATURAL RESOURCES - 0.03%
Adams Natural Resources Fund, Inc.	18,099	412,838

OPTION ARBITRAGE/OPTIONS STRATEGIES - 2.16%
BlackRock ESG Capital Allocation Term Trust	4,400	69,388

CORNERSTONE STRATEGIC INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2025 (Unaudited)(Continued)

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES - 2.16% (Continued)
Columbia Seligman Premium Technology Growth Fund, Inc.	55,338	$1,548,357
Eaton Vance Risk-Managed Diversified Equity Income Fund	401,957	3,400,557
Eaton Vance Tax-Managed Buy-Write Income Fund	26,173	357,261
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	225,508	2,978,961
First Trust Enhanced Equity Income Fund	23,306	450,272
Nuveen Core Equity Alpha Fund	2,900	42,311
Nuveen Dow 30SM Dynamic Overwrite Fund	320,425	4,642,958
Nuveen NASDAQ 100 Dynamic Overwrite Fund	642,602	15,261,797
Nuveen S&P 500 Buy-Write Income Fund	463,811	6,085,200
		34,837,062
REAL ESTATE - 0.15%
Cohen & Steers REIT and Preferred and Income Fund, Inc.	62,948	1,389,262
Cohen & Steers Total Return Realty Fund, Inc.	28,329	342,498
Neuberger Berman Real Estate Securities Income Fund Inc.	206,069	680,028
		2,411,788
SECTOR EQUITY - 0.50%
abrdn World Healthcare Fund	96,486	1,112,484
BlackRock Science and Technology Trust	56,099	1,850,705
GAMCO Global Gold, Natural Resources & Income Trust	268,410	1,172,952
John Hancock Financial Opportunities Fund	114,116	3,892,497
		8,028,638
UTILITY - 0.64%
abrdn Global Infrastructure Income Fund	70,464	1,295,833
Reaves Utility Income Fund	276,667	9,002,744
		10,298,577

TOTAL CLOSED-END FUNDS		109,878,725

CORNERSTONE STRATEGIC INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2025 (Unaudited)(Continued)

Description	No. of Shares	Value
COMMON STOCKS - 84.07%
COMMUNICATION SERVICES - 8.27%
Alphabet Inc. - Class C	368,400	$57,555,132
Comcast Corporation - Class A	164,400	6,066,360
Meta Platforms, Inc. - Class A	56,400	32,506,704
Netflix, Inc. *	16,600	15,479,998
T-Mobile US, Inc.	38,100	10,161,651
Verizon Communications Inc.	111,700	5,066,712
Walt Disney Company (The)	66,600	6,573,420
		133,409,977
CONSUMER DISCRETIONARY - 9.55%
Amazon.com, Inc. *	358,600	68,227,236
AutoZone, Inc. *	600	2,287,668
Booking Holdings Inc.	2,000	9,213,820
Chipotle Mexican Grill, Inc. *	55,000	2,761,550
eBay Inc.	24,200	1,639,066
General Motors Company	46,500	2,186,895
Hilton Worldwide Holdings Inc.	8,500	1,934,175
Home Depot, Inc. (The)	37,800	13,853,322
Lowe's Companies, Inc.	22,000	5,131,060
McDonald's Corporation	21,500	6,715,955
NIKE, Inc. - Class B	41,000	2,602,680
O'Reilly Automotive, Inc. *	2,700	3,867,966
Ross Stores, Inc.	9,000	1,150,110
Starbucks Corporation	32,500	3,187,925
Tesla, Inc. *	94,300	24,438,788
TJX Companies, Inc. (The)	39,200	4,774,560
		153,972,776
CONSUMER STAPLES - 6.12%
Altria Group, Inc.	21,900	1,314,438
Coca-Cola Company (The)	216,300	15,491,406
Colgate-Palmolive Company	25,231	2,364,145
Constellation Brands, Inc. - Class A	2,300	422,096
Costco Wholesale Corporation	21,500	20,334,270
Dollar General Corporation	7,600	668,268
General Mills, Inc.	11,800	705,522
Hershey Company (The)	2,400	410,472

CORNERSTONE STRATEGIC INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2025 (Unaudited)(Continued)

Description	No. of Shares	Value
CONSUMER STAPLES - 6.12% (Continued)
Kimberly-Clark Corporation	4,900	$696,878
Kraft Heinz Company (The)	18,400	559,912
Mondelēz International, Inc. - Class A	44,000	2,985,400
Monster Beverage Corporation *	61,500	3,598,980
PepsiCo, Inc.	49,200	7,377,048
Philip Morris International Inc.	39,900	6,333,327
Procter & Gamble Company (The)	78,600	13,395,012
Target Corporation	7,000	730,520
Walmart Inc.	243,600	21,385,644
		98,773,338
ENERGY - 2.74%
Chevron Corporation	56,500	9,451,885
ConocoPhillips	40,700	4,274,314
Devon Energy Corporation	31,200	1,166,880
Exxon Mobil Corporation	188,363	22,402,012
Kinder Morgan, Inc. - Class P	158,300	4,516,299
Occidental Petroleum Corporation	36,600	1,806,576
Phillips 66	2,000	246,960
Schlumberger Limited	4,300	179,740
Valero Energy Corporation	100	13,207
Williams Companies, Inc. (The)	3,100	185,256
		44,243,129
FINANCIALS - 13.52%
Aflac Incorporated	16,500	1,834,635
American Express Company	23,500	6,322,675
American International Group, Inc.	8,100	704,214
Aon plc - Class A	9,300	3,711,537
Arthur J. Gallagher & Co.	8,000	2,761,920
Bank of America Corporation	361,300	15,077,049
Berkshire Hathaway Inc. - Class B *	57,800	30,783,124
BlackRock, Inc.	5,400	5,110,992
Capital One Financial Corporation	3,700	663,410
Charles Schwab Corporation (The)	83,100	6,505,068
Chubb Limited	13,500	4,076,865
Citigroup Inc.	122,600	8,703,374
CME Group Inc.	7,200	1,910,088

CORNERSTONE STRATEGIC INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2025 (Unaudited)(Continued)

Description	No. of Shares	Value
FINANCIALS - 13.52% (Continued)
Fiserv, Inc. *	12,100	$2,672,043
Goldman Sachs Group, Inc. (The)	13,500	7,374,915
Intercontinental Exchange, Inc.	18,300	3,156,750
JPMorgan Chase & Co.	112,200	27,522,660
Marsh & McLennan Companies, Inc.	18,300	4,465,749
Mastercard Incorporated - Class A	33,200	18,197,584
MetLife, Inc.	22,200	1,782,438
Moody's Corporation	8,100	3,772,089
Morgan Stanley	64,900	7,571,883
MSCI Inc.	3,800	2,148,900
PayPal Holdings, Inc. *	52,100	3,399,525
PNC Financial Services Group, Inc.	14,100	2,478,357
Progressive Corporation (The)	15,300	4,330,053
S&P Global Inc.	11,700	5,944,770
Travelers Companies, Inc. (The)	3,000	793,380
U.S. Bancorp	58,700	2,478,314
Visa, Inc. - Class A	62,000	21,728,520
Wells Fargo & Company	140,900	10,115,211
		218,098,092
HEALTH CARE - 9.56%
Abbott Laboratories	59,000	7,826,350
AbbVie Inc.	60,400	12,655,008
Amgen Inc.	18,700	5,825,985
Becton, Dickinson and Company	1,800	412,308
Biogen Inc. *	3,600	492,624
Boston Scientific Corporation *	51,300	5,175,144
Bristol-Myers Squibb Company	74,800	4,562,052
Centene Corporation *	4,800	291,408
Cigna Group (The)	11,600	3,816,400
CVS Health Corporation	12,800	867,200
Danaher Corporation	26,900	5,514,500
DexCom, Inc. *	13,600	928,744
Elevance Health, Inc.	8,700	3,784,152
Eli Lilly and Company	31,700	26,181,347
Gilead Sciences, Inc.	51,200	5,736,960
Humana Inc.	4,200	1,111,320

CORNERSTONE STRATEGIC INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2025 (Unaudited)(Continued)

Description	No. of Shares	Value
HEALTH CARE - 9.56% (Continued)
Intuitive Surgical, Inc. *	8,500	$4,209,795
IQVIA Holdings Inc. *	4,600	810,980
Johnson & Johnson	67,400	11,177,616
McKesson Corporation	5,200	3,499,548
Medtronic plc	35,500	3,190,030
Merck & Co., Inc.	77,300	6,938,448
Mettler-Toledo International Inc. *	700	826,637
Pfizer Inc.	170,100	4,310,334
Regeneron Pharmaceuticals, Inc. *	2,500	1,585,575
Solventum Corporation *	3,625	275,645
Stryker Corporation	14,400	5,360,400
Thermo Fisher Scientific Inc.	15,300	7,613,280
UnitedHealth Group Incorporated	27,700	14,507,875
Vertex Pharmaceuticals Incorporated *	9,700	4,702,754
		154,190,419
INDUSTRIALS - 7.61%
3M Company	9,600	1,409,856
Automatic Data Processing, Inc.	11,700	3,574,701
Boeing Company (The) *	29,300	4,997,115
Carrier Global Corporation	14,700	931,980
Caterpillar Inc.	26,400	8,706,720
Cintas Corporation	5,600	1,150,968
CSX Corporation	112,100	3,299,103
Cummins Inc.	3,400	1,065,696
Deere & Company	25,200	11,827,620
Eaton Corporation plc	18,900	5,137,587
Emerson Electric Co.	34,700	3,804,508
FedEx Corporation	5,800	1,413,924
GE Vernova Inc.	7,825	2,388,816
General Dynamics Corporation	16,400	4,470,312
General Electric Company	32,100	6,424,815
Honeywell International Inc.	28,800	6,098,400
Illinois Tool Works Inc.	19,400	4,811,394
Johnson Controls International plc	9,500	761,045
Lockheed Martin Corporation	8,500	3,797,035
Norfolk Southern Corporation	14,500	3,434,325

CORNERSTONE STRATEGIC INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2025 (Unaudited)(Continued)

Description	No. of Shares	Value
INDUSTRIALS - 7.61% (Continued)
Northrop Grumman Corporation.	3,000	$1,536,030
Old Dominion Freight Line, Inc.	3,800	628,710
PACCAR Inc.	30,100	2,930,837
Parker-Hannifin Corporation	2,100	1,276,485
Paychex, Inc.	7,300	1,126,244
Republic Services, Inc.	3,200	774,912
Rockwell Automation, Inc.	7,200	1,860,336
RTX Corporation	66,600	8,821,836
Trane Technologies plc - Class A	6,400	2,156,288
TransDigm Group Incorporated	2,900	4,011,541
Uber Technologies, Inc. *	42,500	3,096,550
Union Pacific Corporation	27,300	6,449,352
United Parcel Service, Inc. - Class B	19,800	2,177,802
Veralto Corporation	10,766	1,049,147
Waste Management, Inc.	22,600	5,232,126
		122,634,116
INFORMATION TECHNOLOGY - 23.33%
Accenture plc - Class A	24,000	7,488,960
Adobe Inc. *	6,800	2,608,004
Advanced Micro Devices, Inc. *	55,900	5,743,166
Analog Devices, Inc.	16,100	3,246,887
Apple Inc.	517,400	114,930,062
Applied Materials, Inc.	65,700	9,534,384
Broadcom Inc.	115,600	19,354,908
Cisco Systems, Inc.	133,000	8,207,430
Intuit Inc.	8,800	5,403,112
KLA Corporation	3,000	2,039,400
Lam Research Corporation	36,000	2,617,200
Micron Technology, Inc.	17,400	1,511,886
Microsoft Corporation	227,500	85,401,225
NVIDIA Corporation	743,700	80,602,205
Oracle Corporation	70,300	9,828,643
QUALCOMM Incorporated	18,200	2,795,702
Salesforce, Inc.	29,600	7,943,456
Synopsys, Inc. *	5,700	2,444,445

CORNERSTONE STRATEGIC INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2025 (Unaudited)(Continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY - 23.33% (Continued)
Texas Instruments Incorporated	25,100	$4,510,470
		376,211,545
MATERIALS - 0.73%
Air Products and Chemicals, Inc.	4,800	1,415,616
Corteva, Inc.	14,800	931,364
Ecolab Inc.	6,800	1,723,936
Freeport-McMoRan Inc.	9,100	344,526
Linde plc	10,800	5,028,912
Nucor Corporation	4,900	589,666
Sherwin-Williams Company (The)	4,900	1,711,031
		11,745,051
REAL ESTATE - 0.70%
American Tower Corporation	15,900	3,459,840
AvalonBay Communities, Inc.	3,000	643,860
CBRE Group, Inc. - Class A *	12,500	1,634,750
Equinix, Inc.	2,700	2,201,445
Equity Residential	8,500	608,430
Public Storage	4,300	1,286,947
Realty Income Corporation	17,200	997,772
SBA Communications Corporation - Class A	2,200	484,022
		11,317,066
UTILITIES - 1.94%
American Electric Power Company, Inc.	8,300	906,941
Constellation Energy Corporation	33,933	6,841,911
Duke Energy Corporation	25,600	3,122,432
Exelon Corporation	66,800	3,078,144
NextEra Energy, Inc.	139,000	9,853,710
Sempra	31,500	2,247,840
Southern Company	42,900	3,944,655
WEC Energy Group, Inc.	12,300	1,340,454
		31,336,087

TOTAL COMMON STOCKS		1,355,931,596

CORNERSTONE STRATEGIC INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2025 (Unaudited)(Concluded)

Description	No. of Shares	Value
EXCHANGE-TRADED FUNDS - 8.65%
Consumer Staples Select Sector SPDR® Fund (The)	56,300	$4,598,021
Energy Select Sector SPDR® Fund (The)	73,700	6,887,265
Health Care Select Sector SPDR® Fund (The)	21,900	3,197,619
Industrial Select Sector SPDR® Fund (The)	273,200	35,808,324
Materials Select Sector SPDR® Fund (The)	211,000	18,141,780
Real Estate Select Sector SPDR® Fund (The)	515,900	21,590,415
Technology Select Sector SPDR® Fund (The)	222,300	45,900,504
Vanguard Information Technology Index Fund ETF	6,100	3,308,518
TOTAL EXCHANGE-TRADED FUNDS		139,432,446

TOTAL EQUITY SECURITIES (cost - $1,184,666,094)		1,605,242,767

SHORT-TERM INVESTMENT - 0.73%
MONEY MARKET FUND - 0.73%
Fidelity Institutional Money Market Government Portfolio - Class I, 4.23% ^ (cost - $11,798,186)	11,798,186	11,798,186

TOTAL INVESTMENTS - 100.26% (cost - $1,196,464,280)		1,617,040,953

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.26%)		(4,190,714)

NET ASSETS - 100.00%		$1,612,850,239

#	Percentage rounds to less than 0.01%
*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2025.

ETF Exchange-Traded Funds

plc Public Limited Company